Intangible Assets Including Goodwill - Summary of Intangible Assets Including Goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	€ 27
Ending balance, intangible assets	28	€ 27
Beginning balance	162
Ending balance	174	162
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	135
Ending balance	146	135
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	35	20
Additions	8	12
Acquisition, business combination (Note 5)	3	17
Amortization charge	0
Write off of fully amortized intangibles		(13)
Exchange differences	1	(1)
Ending balance, intangible assets	47	35
Beginning balance	170	93
Additions	8	12
Acquisition, business combination (Note 5)	11	88
Write off of fully amortized intangibles		(13)
Exchange differences	4	(10)
Ending balance	193	170
Cost | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	135	73
Additions	0	0
Acquisition, business combination (Note 5)	8	71
Exchange differences	3	(9)
Ending balance	146	135
Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	(8)	(13)
Amortization charge	(11)	(8)
Write off of fully amortized intangibles		13
Ending balance, intangible assets	(19)	(8)
Beginning balance	(8)	(13)
Write off of fully amortized intangibles		13
Ending balance	(19)	(8)
Internal development costs and patents
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	12
Ending balance, intangible assets	14	12
Internal development costs and patents | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	18	8
Additions	8	12
Acquisition, business combination (Note 5)	0	0
Amortization charge	0
Write off of fully amortized intangibles		(2)
Exchange differences	0	0
Ending balance, intangible assets	26	18
Internal development costs and patents | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	(6)	(3)
Amortization charge	(6)	(5)
Write off of fully amortized intangibles		2
Ending balance, intangible assets	(12)	(6)
Acquired intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	15
Ending balance, intangible assets	14	15
Acquired intangible assets | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	17	12
Additions	0	0
Acquisition, business combination (Note 5)	3	17
Amortization charge	0
Write off of fully amortized intangibles		(11)
Exchange differences	1	(1)
Ending balance, intangible assets	21	17
Acquired intangible assets | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance, intangible assets	(2)	(10)
Amortization charge	(5)	(3)
Write off of fully amortized intangibles		11
Ending balance, intangible assets	€ (7)	€ (2)